COMPREHENSIVE INCOME/LOSS	12 Months Ended
Dec. 31, 2012
COMPREHENSIVE INCOME/LOSS
COMPREHENSIVE INCOME/LOSS

NOTE 4—COMPREHENSIVE INCOME/LOSS

        Total comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Net income (loss)	$(35,579)	$11,777	$(65,290)
Other Comprehensive income (loss)
Foreign currency translation	(3,272)	13,470	(1,425)

Total Comprehensive income (loss)	(38,851)	25,247	(66,715)

Comprehensive loss attributable to noncontrolling interests(1)	1,194	1,610	161

Comprehensive income (loss) attributable to UTStarcom Holdings Corp	$(37,657)	$26,857	$(66,554)

(1)
Comprehensive loss attributable to noncontrolling interests consisted solely of net loss.

        The changes in noncontrolling interests during the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of period	$6,401	$8,011	$792
Comprehensive loss attributable to noncontrolling interests	(1,194)	(1,610)	(161)
Noncontrolling interests arising from an acquisition	—	—	7,380
Noncontrolling interests reducing from deconsolidation	(4,393)	—	—

Balance at end of period	$814	$6,401	$8,011